                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       /  /     (a)
               or fiscal year ending: 12/31/2006   (b)

Is this a transition report?: (Y/N)      N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1. A. Registrant Name: The Prudential Discovery Premier Group Variable Contract Account

      B. File Number: 811-09799

      C. Telephone Number: 800-458-6333

2.    A.  Street: 30 Scranton Office Park

      B. City: Scranton   C. State: PA  D. Zip Code: 18507 Zip Ext: 1789

      E. Foreign Country:                       Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?(Y/N) N

4.    Is this the last filing on this form by Registrant?(Y/N) N

5.    Is Registrant a small business investment company (SBIC)?(Y/N) N

6.    Is Registrant a unit investment trust(UIT)?(Y/N) Y
      (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) ____ (If answer is "N" (No), go to item 8.)

      B. How many separate series or portfolios did Registrant have at the end of the period?_______________________________________________

SCREEN NUMBER: 01               PAGE NUMBER: 01

For period ending 12/31/2006    If filing more than one
File number 811- 09799          Page 2, "X": ______

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                     Is this the
 Series                                              last filing
 Number                    Series Name              for this series?
 ------           --------------------------        ----------------
   1                                                    (Y/N)

SCREEN NUMBER: 02           PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2006   If filing more than one
File number 811- 09799         Page 47, "X": ____

UNIT INVESTMENT TRUSTS

111.*    A.  Depositor Name:  The Prudential Insurance Company of America

         B.  File Number (If any):______________

         C. City: Newark  State: NJ   Zip Code: 07102   Zip Ext: 3777

         Foreign Country:_____________  Foreign Postal Code: _________

111.*    A.  Depositor Name:_____________________________

         B.  File Number (If any):_____________

         C.  City:________  State:___   Zip Code:_____       Zip Ext:

         Foreign Country:____________  Foreign Postal Code:_______

112.  * A. Sponsor Name: _________________________________

        B. File Number (If any): ___________

        C. City:_______          State:____      Zip Code:_____       Zip Ext:

        Foreign Country:_______________          Foreign Postal Code: _________

112.  * A. Sponsor Name: ___________________________________

        B. File Number (If any): ___________

        C. City:_______          State:____      Zip Code:_____       Zip Ext:

        Foreign Country:_______________          Foreign Postal Code: _________

SCREEN NUMBER: 55     PAGE NUMBER: 47

For period ending 12/31/2006    If filing more than one
File number 811- 09799          Page 48, "X": ___

113.  A. Trustee Name: ________________________________

      B. City:______     State:___       Zip Code:_____          Zip Ext:

      Foreign Country:______________             Foreign Postal Code:

113.  A. Trustee Name: ________________________________

      B. City:______     State:___       Zip Code:_____          Zip Ext:

      Foreign Country:______________             Foreign Postal Code:

114.  * A. Principal Underwriter Name:________________________________________

        B. File Number: _________________________

        C. City:______   State:____      Zip Code:_____          Zip Ext:_____

        D. Foreign Country:__________    Foreign Postal Code:

114.  * A. Principal Underwriter Name:_______________________________________

        B. File Number:__________

        C. City:_______    State:____   Zip Code:_______         Zip Ext:_____

        D. Foreign Country:__________    Foreign Postal Code:

115. *   A.  Independent Public Accountant Name: _______________________________

         B. City: _______   State: ___   Zip Code: _____  Zip Ext:____

         Foreign Country: _____________   Foreign Postal Code: _______

115.     A.  Independent Public Accountant Name: __________________

         B. City: _______   State: ___   Zip Code: _____  Zip Ext:

         Foreign Country: _________ Foreign Postal Code:

SCREEN NUMBER: 56      PAGE NUMBER: 48

For period ending 12/31/2006    If filing more than one
File number 811- 09799          Page 49, "X": ____

116. *A. Is Registrant part of a family of investment companies?(Y/N)

      B. Identify the family in 10 letters:____________________
      (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. Is Registrant a separate account of an insurance company?(Y/N) * ______

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

   B. Variable annuity contracts?(Y/N): ________________

   C. Scheduled premium variable life contracts?(Y/N): ______________

   D. Flexible premium variable life contracts?(Y/N): _______________

   E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N)______________________

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. _______________

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
      _____________________________________

121. State the number of series for which a current prospectus was in existence at the end of the period ________________________

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period
      _________________________________

SCREEN NUMBER: 57  PAGE NUMBER: 49

For period ending 12/31/2006    If filing more than one
File number 811- 09799          Page 50, "X": ____

123.  State the total value of the additional units considered in* answering item 122 ($000's omitted)_____________________

124. * State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)_________________________________

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ __________________

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)$ ________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of       Total Assets       Total Income
                                                       Series          ($000's            Distributions
                                                      Investing         omitted)        ($000's omitted)
                                                      ---------       ------------      ----------------
A. U.S. Treasury direct issue

B. U.S. Government agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or debt
    of brokers' or dealers' parent

F.   All other corporate intermed. & long term debt

G.   All other corporate short- term debt

H. Equity securities of brokers or dealers or parents of brokers or dealers

I.   Investment company equity securities

J.   All other equity securities                     1              $37,388                    $517

K.   Other securities

L.   Total assets of all series of                   1              $37,388                    $517
      registrant

SCREEN NUMBER: 58        PAGE NUMBER: 50

For period ending 12/31/2006    If filing more than one
File number 811- 09799          Page 51, "X": ____

128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
      _________________________

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)____________________________________.

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)___________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $717

132. * List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- 09799         811-             811-           811-
811-               811-             811-           811-
811-               811-             811-           811-
811-               811-             811-           811-
811-               811-             811-           811-
811-               811-             811-           811-
811-               811-             811-           811-
811-               811-             811-           811-

SCREEN NUMBER: 59   PAGE NUMBER: 51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2007.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

BY:  /S/ John T. Fleurant                   WITNESS: /S/ William Sues

     John T. Fleurant                                William Sues
     Vice President                                  Director, Separate Accounts